Nature of Operations and Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Nature of Operations and Summary of Significant Accounting Policies
1. NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of Operations. On March 28, 2019, STERIS plc, a public limited company organized under the laws of England and Wales (“STERIS UK”), completed a redomiciliation from the United Kingdom to Ireland (the “Redomiciliation”). The Redomiciliation was achieved through the insertion of a new Irish public limited holding company (“STERIS Ireland”) on top of STERIS UK pursuant to a court-approved scheme of arrangement under English law (the “Scheme”). Following the Scheme effectiveness, STERIS UK was re-registered as a private limited company with the name STERIS Limited, and STERIS Emerald IE Limited, a company established in Ireland and a wholly-owned direct subsidiary of STERIS Ireland, was interposed as the direct parent company of STERIS UK.
STERIS plc is a leading provider of infection prevention and other procedural products and services. We offer our Customers a unique mix of innovative consumable products, such as detergents, gastrointestinal ("GI") endoscopy accessories, barrier product solutions, and other products and services, including: equipment installation and maintenance, microbial reduction of medical devices, instrument and scope repair solutions, laboratory testing services, on-site and off-site reprocessing, and capital equipment products, such as sterilizers and surgical tables, and connectivity solutions such as operating room (“OR”) integration.
We operate and report in three reportable business segments: Healthcare, Life Sciences, and Applied Sterilization Technologies. We describe our business segments in Note 11 to our consolidated financial statements titled, "Business Segment Information."
Our fiscal year ends on March 31. References in this Annual Report to a particular "year," "fiscal," "fiscal year," or "year-end" mean our fiscal year. The significant accounting policies applied in preparing the accompanying consolidated financial statements of the Company are summarized below.
Principles of Consolidation. We use the consolidation method to report our investment in our subsidiaries. Therefore, the accompanying consolidated financial statements include the accounts of the Company and its wholly-owned and majority-owned subsidiaries. We eliminate inter-company accounts and transactions when we consolidate these accounts. Investments in equity of unconsolidated affiliates, over which the Company has significant influence, but not control, over the financial and operating polices, are accounted for primarily using the equity method. These investments are immaterial to the Company's Consolidated Financial Statements.
Use of Estimates. We make certain estimates and assumptions when preparing financial statements according to U.S. GAAP that affect the reported amounts of assets and liabilities at the financial statement dates and the reported amounts of revenues and expenses during the periods presented. These estimates and assumptions involve judgments with respect to many factors that are difficult to predict and are beyond our control. Actual results could be materially different from these estimates. We revise the estimates and assumptions as new information becomes available.
Cash Equivalents and Supplemental Cash Flow Information. Cash equivalents are all highly liquid investments with a maturity of three months or less when purchased. We invest our excess cash in short-term instruments including money market funds and time deposits with major banks and financial institutions. We select investments in accordance with the criteria established in our investment policy. Our investment policy specifies, among other things, maturity, credit quality and concentration restrictions with the objective of preserving capital and maintaining adequate liquidity.
Information supplementing our Consolidated Statements of Cash Flows is as follows:

Years Ended March 31,	2020	2019	2018
Cash paid during the year for:
Interest	$38,021	$44,118	$48,663
Income taxes	92,462	64,668	85,629
Cash received during the year for income tax refunds	4,378	2,189	7,747
Revenue Recognition and Associated Liabilities. We adopted Accounting Standards Update ("ASU") 2014-09 “Revenue from Contracts with Customers” and the subsequently issued amendments on April 1, 2018 using the modified retrospective approach to contracts that were not completed as of April 1, 2018. Under this standard, certain capital equipment contracts are comprised of a single performance obligation, resulting in the deferral of the corresponding capital equipment revenue and cost of revenues until installation is complete. Previously, these capital equipment revenues and cost of revenues were recognized based upon shipping terms. We recorded a cumulative effect adjustment in the beginning of fiscal 2019 to Retained earnings of $5,637, based on the terms and conditions for certain open capital equipment contracts as of March 31, 2018.
Revenue is recognized when obligations under the terms of the contract are satisfied and control of the promised products or services have transferred to the Customer. Revenues are measured at the amount of consideration that we expect to be paid in exchange for the products or services. Product revenue is recognized when control passes to the Customer, which is generally based on contract or shipping terms. Service revenue is recognized when the Customer benefits from the service, which occurs either upon completion of the service or as it is provided to the Customer. Our Customers include end users as well as dealers and distributors who market and sell our products. Our revenue is not contingent upon resale by the dealer or distributor, and we have no further obligations related to bringing about resale. Our standard return and restocking fee policies are applied to sales of products. Shipping and handling costs charged to Customers are included in Product revenues. The associated expenses are treated as fulfillment costs and are included in Cost of revenues. Revenues are reported net of sales and value-added taxes collected from Customers.
We have individual Customer contracts that offer discounted pricing. Dealers and distributors may be offered sales incentives in the form of rebates. We reduce revenue for discounts and estimated returns, rebates, and other similar allowances in the same period the related revenues are recorded. The reduction in revenue for these items is estimated based on historical experience and trend analysis to the extent that it is probable that a significant reversal of revenue will not occur. Estimated returns are recorded gross on the Consolidated Balance Sheets.
In transactions that contain multiple performance obligations, such as when products, maintenance services, and other services are combined, we recognize revenue as each product is delivered or service is provided to the Customer. We allocate the total arrangement consideration to each performance obligation based on its relative standalone selling price, which is the price for the product or service when it is sold separately.
Payment terms vary by the type and location of the Customer and the products or services offered. Generally, the time between when revenue is recognized and when payment is due is not significant. We do not evaluate whether the selling price contains a financing component for contracts that have a duration of less than one year.
We do not capitalize sales commissions as substantially all of our sales commission programs have an amortization period of one year or less.
Certain costs to fulfill a contract are capitalized and amortized over the term of the contract if they are recoverable, directly related to a contract and generate resources that we will use to fulfill the contract in the future. At March 31, 2020, assets related to costs to fulfill a contract were not material to our Consolidated Financial Statements.
Refer to Note 11, titled "Business Segment Information" for disaggregation of revenue.
Product Revenue
Product revenues consist of revenues generated from sales of consumables and capital equipment. These contracts are primarily based on a Customer’s purchase order and may include a Distributor, Dealer or Group Purchasing Organization ("GPO") agreement. We recognize revenue for sales of product when control passes to the Customer, which generally occurs either when the products are shipped or when they are received by the Customer. Revenue related to certain capital equipment products is deferred until installation is complete as the capital equipment and installation are highly integrated and form a single performance obligation.
Service Revenue
Within our Healthcare and Life Sciences segments, service revenues consist of revenue generated from parts and labor associated with the maintenance, repair and installation of capital equipment. These contracts are primarily based on a Customer’s purchase order and may include a Distributor, Dealer, or GPO agreement. For maintenance, repair and installation of capital equipment, revenue is recognized upon completion of the service. Healthcare service revenues also include outsourced reprocessing services and instrument repairs. Contracts for outsourced reprocessing services are primarily based on an agreement with a Customer, ranging in length from several months to 15 years. Outsourced reprocessing services revenue is recognized ratably over the contract term using a time-based input measure, adjusted for volume and other performance metrics, to the extent that it is probable that a significant reversal of revenue will not occur. Contracts for instrument repairs are primarily based on a Customer’s purchase order, and the associated revenue is recognized upon completion of the repair.
We also offer preventive maintenance and separately priced extended warranty agreements to our Customers, which require us to maintain and repair our products over the duration of the contract. Generally, these contract terms are cancellable without penalty and range from one to five years. Amounts received under these Customer contracts are initially recorded as a service liability and are recognized as service revenue ratably over the contract term using a time-based input measure.
Within our Applied Sterilization Technologies segment, service revenues include contract sterilization and laboratory services. Sales contracts for contract sterilization and laboratory services are primarily based on a Customer’s purchase order and associated Customer agreement and revenues are generally recognized upon completion of the service.
Contract Liabilities
Payments received from Customers are based on invoices or billing schedules as established in contracts with Customers. Deferred revenue is recorded when payment is received in advance of performance under the contract. Deferred revenue is recognized as revenue upon completion of the performance obligation, which generally occurs within one year. During fiscal 2020, we recognized revenue of $48,602 that was included in our contract liability balance at the beginning of the period. During fiscal 2019, we recognized revenue of $30,169 that was included in our contract liability balance at the beginning of the period.
Refer to Note 7, titled "Additional Consolidated Balance Sheet Information" for Deferred revenue balances.
Service Liabilities
Payments received in advance of performance for cancelable preventative maintenance and separately priced extended warranty contracts are recorded as service liabilities. Service liabilities are recognized as revenue as performance is rendered under the contract. Prior to the adoption of Accounting Standards Codification ("ASC") 606, these amounts were included in Deferred revenues.
Refer to Note 7, titled "Additional Consolidated Balance Sheet Information" for Service liability balances.
Remaining Performance Obligations
Remaining performance obligations reflect only the performance obligations related to agreements for which we have a firm commitment from a Customer to purchase, and exclude variable consideration related to unsatisfied performance obligations. With regard to products, these remaining performance obligations include capital equipment and consumable orders which have not shipped. With regard to service, these remaining performance obligations primarily include installation, certification, and outsourced reprocessing services. As of March 31, 2020, the transaction price allocated to remaining performance obligations was approximately $940,000. We expect to recognize approximately 49% of the transaction price within one year and approximately 45% beyond one year. The remainder has yet to be scheduled for delivery.
Accounts Receivable. Accounts receivable are presented at their face amount, less allowances for sales returns and uncollectible accounts. Accounts receivable consist of amounts billed and currently due from Customers and amounts earned but unbilled. We generally obtain and perfect security interest in products sold in the United States when we have a concern with the Customer's risk profile.
We maintain an allowance for uncollectible accounts receivable for estimated losses in the collection of amounts owed by Customers. We estimate the allowance based on analyzing a number of factors, including amounts written off historically, Customer payment practices, and general economic conditions. We also analyze significant Customer accounts on a regular basis and record a specific allowance when we become aware of a specific Customer’s inability to pay. As a result, the related accounts receivable are reduced to an amount that we reasonably believe is collectible.
We maintain an allowance for sales returns based upon known returns and estimated returns for both capital equipment and consumables. We estimate returns of capital equipment and consumables based upon recent historical experience.
Inventories, net. Inventories are stated at the lower of their cost or market value. We determine cost based upon a combination of the last-in, first-out (“LIFO”) and first-in, first-out (“FIFO”) cost methods. For inventories valued using the LIFO method, we believe that the use of the LIFO method results in a matching of current costs and revenues. Inventories valued using the LIFO method represented approximately 25.3% and 25.2% of total inventories at March 31, 2020 and 2019, respectively. Inventory costs include material, labor, and overhead. If we had used only the FIFO method of inventory costing, inventories would have been $16,937 and $16,757 higher than those reported at March 31, 2020 and 2019, respectively.
We review inventory on an ongoing basis, considering factors such as deterioration, obsolescence, and other items. We record an allowance for estimated losses when the facts and circumstances indicate that particular inventories will not be usable. If future market conditions vary from those projected, and our estimates prove to be inaccurate, we may be required to write-down inventory values and record an adjustment to cost of revenues.
Property, Plant, and Equipment.  Our property, plant, and equipment consists of land and land improvements, buildings and leasehold improvements, machinery and equipment, information systems, radioisotope (cobalt-60), and construction in progress. Property, plant, and equipment are presented at cost less accumulated depreciation and depletion. We capitalize additions and improvements. Repairs and maintenance are charged to expense as they are incurred.
Land is not depreciated and construction in progress is not depreciated until placed in service. Depreciation of most assets is computed on the cost less the estimated salvage value by using the straight-line method over the estimated remaining useful lives. Depletion of radioisotope is computed using the annual decay factor of the material, which is similar to the sum-of-the-years-digits method.
We generally depreciate or deplete property, plant, and equipment over the useful lives presented in the following table:

Asset Type	Useful Life (years)
Land improvements	3-40
Buildings and leasehold improvements	2-50
Machinery and equipment	2-20
Information Systems	2-20
Radioisotope (cobalt-60)	20
When we sell, retire, or dispose of property, plant, and equipment, we remove the asset’s cost and accumulated depreciation from our Consolidated Balance Sheet. We recognize the net gain or loss on the sale or disposition in the Consolidated Statements of Income in the period when the transaction occurs.
Interest.  We capitalize interest costs incurred during the construction of long-lived assets. We capitalized interest costs of $428 and $495 for the years ended March 31, 2020 and 2019, respectively. Total interest expense for the years ended March 31, 2020, 2019, and 2018 was $40,279, $45,015, and $50,629, respectively.
Identifiable Intangible Assets.  Our identifiable intangible assets include product technology rights, trademarks, licenses, and Customer and vendor relationships. We record these assets at cost, or when acquired as part of a business acquisition, at estimated fair value. We generally amortize identifiable intangible assets over periods ranging from 5 to 20 years using the straight-line method. Our intangible assets also include indefinite lived assets including certain trademarks and tradenames that were acquired in connection with business combinations. These assets are tested at least annually for impairment.
Investments.  Investments in marketable securities are stated at fair value and are included in "Other assets" on the Consolidated Balance Sheets. Following the fiscal 2019 adoption of ASU 2016-01, "Financial Instruments - Overall - Recognition and Measurement of Financial Assets and Liabilities, changes in the fair value of these investments are recorded in the "Interest income and miscellaneous expense line" of the Consolidated Statement of Income.
Asset Impairment Losses.  Property, plant, equipment, and identifiable intangible assets are reviewed for impairment when indicators of impairment exist and circumstances indicate that the carrying value of such assets may not be recoverable. Impaired assets are recorded at the lower of carrying value or estimated fair value. We monitor for such indicators on an ongoing basis and if an impairment exists, we record the loss in the Consolidated Statements of Income during that period.
Asset Retirement Obligations. We incur retirement obligations for certain assets. We record initial liabilities for the asset retirement obligations ("ARO") at fair value. Recognition of ARO includes: estimating the present value of a liability and offsetting asset, the subsequent accretion of that liability and depletion of the asset, and a periodic review of the ARO liability estimates and discount rates used in the analysis. We provide additional information about our asset retirement obligations in Note 5 to our consolidated financial statements titled, “Property, Plant and Equipment.”
Acquisitions of Business.  Assets acquired and liabilities assumed in a business combination are accounted for at fair value on the date of acquisition. Costs related to the acquisition are expensed as incurred.
Goodwill.  We perform our annual impairment test for goodwill in the third quarter of each year. We may consider qualitative indicators of the fair value of a reporting unit when it is unlikely that a reporting unit has impaired goodwill. We may also utilize a discounted cash flow analysis that requires certain assumptions and estimates be made regarding market conditions and our future profitability. We review the book value compared to the fair value at the reporting unit level. We calculate the fair value of our reporting units based on the present value of estimated future cash flows. Management's judgment is necessary to evaluate the impact of operating and macroeconomic changes and to estimate future cash flows to measure fair value. Assumptions used in our impairment evaluations, such as forecasted growth rates and cost of capital, are consistent with internal projections, strategic plans, and operating plans. We believe such assumptions and estimates are also comparable to those that would be used by other market place participants.
Self-Insurance Liabilities.  We record a liability for self-insured risks that we retain for general and product liabilities, workers’ compensation, and automobile liabilities based on actuarial calculations. We use our historical loss experience and actuarial methods to calculate the liability. This liability includes estimates for both losses and incurred but not reported claims. We review the assumptions used to calculate the estimated liability at least annually to evaluate the adequacy of the amount recorded. We maintain insurance policies to cover losses greater than our estimated liability, which are subject to the terms and conditions of those policies. We are also self-insured for certain employee medical claims. We estimate a liability for incurred but not reported claims based upon recent claims experience.
Benefit Plans.  We sponsor defined benefit pension plans. We also sponsor a post-retirement benefits plan for certain former employees. We determine our costs and obligations related to these plans by evaluating input from third-party professional advisers. These costs and obligations are affected by assumptions including the discount rate, expected long-term rate of return on plan assets, the annual rate of change in compensation for eligible employees, estimated changes in costs of healthcare benefits, and other factors. We review the assumptions used on an annual basis.
We recognize an asset for the overfunded status or a liability for the underfunded status of defined benefit pension and post-retirement benefits plans in our consolidated balance sheets. This amount is measured as the difference between the fair value of plan assets and the benefit obligation (the projected benefit obligation for pension plans and the accumulated post-retirement benefit obligation for other post-retirement benefit plans). Changes in the funded status of the plans are recorded in other comprehensive income in the year they occur. We measure plan assets and obligations as of the balance sheet date. We provide additional information about our pension and other post-retirement benefits plans in Note 9 to our consolidated financial statements titled, “Benefit Plans.”
Fair Value of Financial Instruments.  Except for long-term debt, our financial instruments are highly liquid or have short-term maturities. We provide additional information about the fair value of our financial instruments in Note 17 titled, “Fair Value Measurements.”
Foreign Currency Translation.  Most of our operations use their local currency as their functional currency. Financial statements of subsidiaries are translated into U.S. dollars using the exchange rate at each balance sheet date for assets and liabilities and a weighted average exchange rate for each period for revenues, expenses, gains and losses. Translation adjustments for subsidiaries whose local currency is their functional currency are recorded as a component of accumulated other comprehensive income (loss) within equity. Transaction gains and losses resulting from fluctuations in currency exchange rates on transactions denominated in currencies other than the functional currency are recognized as incurred in the accompanying Consolidated Statement of Income, except for certain inter-company balances designated as long-term in nature.
Forward and Swap Contracts.  We enter into foreign currency forward contracts to hedge assets and liabilities denominated in foreign currencies, including inter-company transactions.We may also enter into commodity swap contracts to hedge price changes in nickel that impact raw materials included in our cost of revenues. We do not use derivative financial instruments for speculative purposes. These contracts are marked to market, with gains and losses recognized within “Selling, general, and administrative expenses” or "Cost of revenues" in the accompanying Consolidated Statements of Income.
Warranty.  Warranties are provided on the sale of certain of our products and services and an accrual for estimated future claims is recorded at the time revenue is recognized. We estimate warranty expense based primarily on historical warranty claim experience.
Shipping and Handling.  We record shipping and handling costs in costs of revenues. Shipping and handling costs charged to Customers are recorded as revenues in the period the product revenues are recognized.
Advertising Expenses.  Costs incurred for communicating, advertising and promoting our products are generally expensed when incurred as a component of Selling, General and Administrative Expense. We incurred $12,652, $10,691, and $10,886 of advertising costs during the years ended March 31, 2020, 2019, and 2018, respectively.
Research and Development.  We incur research and development costs associated with commercial products and expense these costs as incurred. If a Customer reimburses us for research and development costs, the costs are charged to the related contracts as costs of revenues.
Income Taxes.  We defer income taxes for all temporary differences between pre-tax financial and taxable income and between the book and tax basis of assets and liabilities. We record valuation allowances to reduce net deferred tax assets to an amount that we expect will more-likely-than-not be realized. In making such a determination, we consider all available information, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies, and if applicable, any carryback claims that can be filed. In the event we were to determine that we would be able to realize our deferred income tax assets in the future in excess of their net recorded amount, we would make an adjustment to the valuation allowance which would reduce the provision for income taxes and the effective tax rate.
We evaluate uncertain tax positions in accordance with a two-step process. The first step is recognition: The determination of whether or not it is more-likely-than-not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, we presume that the position will be examined by the appropriate tax authority and that the tax authority will have full knowledge of all relevant information. The second step is measurement: A tax position that meets the more-likely-than-not threshold is measured to determine the amount of benefit to recognize in the financial statements. The measurement process requires the determination of the range of possible settlement amounts and the probability of achieving each of the possible settlements. The tax position is measured at the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. No tax benefits are recognized for positions that do not meet the more-likely-than-not threshold. Tax positions that previously failed to meet the more-likely-than-not threshold are recognized in the first subsequent financial reporting period in which that threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not recognition threshold are derecognized in the first subsequent financial reporting period in which the threshold is no longer met. We describe income taxes further in Note 8 to our consolidated financial statements titled, “Income Taxes.”
Share-Based Compensation.  We describe share-based compensation in Note 14 to our consolidated financial statements titled, “Share-Based Compensation.” We measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. We record liability awards at fair value each reporting period and the change in fair value is reflected as share-based compensation expense in our Consolidated Statements of Income. The expense is classified as cost of goods sold, selling, general and administrative expenses or research and development expenses in a manner consistent with the employee’s compensation and benefits. These costs are recognized in the Consolidated Statement of Income over the period during which an employee is required to provide service in exchange for the award.
Restructuring.  We recognize restructuring expenses as incurred. Asset impairment and accelerated depreciation expenses primarily relate to inventory write-downs for rationalized products and adjustments in the carrying value of the related facilities and machinery and equipment to their estimated fair value. In addition, the remaining useful lives of other property, plant, and equipment associated with the related operations are reevaluated based on the respective restructuring plan, which may result in the acceleration of depreciation and amortization of certain assets.
Recently Issued Accounting Standards Impacting the Company

Recently Issued Accounting Standards Impacting the Company are presented in the following table:

Standard	Date of Issuance	Description	Date of Adoption	Effect on the financial statements or other significant matters
Standards that have recently been adopted
ASU 2016-02, "Leases" (Topic 842)	February 2016	The standard requires lessees to record all leases, whether finance or operating, on the balance sheet. An asset will be recorded to represent the right to use the leased asset, and a liability will be recorded to represent the lease obligation. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within that period. Early adoption is permitted.	First Quarter Fiscal 2020	We adopted this standard, and related amendments, effective April 1, 2019 using the modified retrospective transition method and have not restated prior periods. We elected to use the package of practical expedients permitted under the transition guidance, which allows the carry forward of historical lease classification of existing leases. We also elected the practical expedient related to land easements, allowing us to carry forward our accounting treatment for land easements on existing or expired agreements. We made an accounting policy election to not recognize lease assets or liabilities for leases with a term of 12 months or less and elected to not separate non-lease components from lease components to which they relate for all asset classes. We recorded lease right-of-use assets and lease liabilities for operating leases totaling $120,562. The adoption of the standard did not have a material impact to the Consolidated Statements of Income or Cash Flows. Additional information is disclosed in Note 10 under the heading "Leases".

ASU 2017-12 "Targeted Improvements to Accounting for Hedging Activities" (Topic 815)	August 2017	The standard provides targeted improvements to accounting for hedging activities by expanding an entity’s ability to hedge non-financial and financial risk components and reduce complexity in fair value hedges of interest rate risk. The guidance eliminates the requirement to separately measure and report hedge ineffectiveness and generally requires the entire change in the fair value of a hedging instrument to be presented in the same income statement line as the hedged item. The guidance also eases certain documentation and assessment requirements and modifies the accounting for components excluded from the assessment of hedge effectiveness. The standard is effective for fiscal years, and interim periods within those years, beginning after December 15, 2018. Early adoption is permitted in any interim period after issuance of the standard.	First Quarter Fiscal 2020
We adopted this standard effective April 1, 2019 with no material impact to our Consolidated Balance Sheets. The impact to our Consolidated Statements of Income will depend on the value of future hedging activities.

ASU 2018-02 "Income Statement - Reporting Comprehensive Income" (Topic 220)	February 2018	The standard allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act ("TCJA") and requires certain disclosures about stranded tax effects. The underlying guidance requiring that the effect of a change in tax laws or rates be included in income from continuing operations is not affected. This standard is effective for fiscal years beginning after December 15, 2018 and interim periods within those years. Early adoption is permitted.	First Quarter Fiscal 2020
We have elected not to reclassify the income tax effects of the TCJA from Accumulated Other Comprehensive Income ("AOCI") to retained earnings. Our policy is to release income tax effects from AOCI when individual units of account are sold or terminated.

Standards that have not yet been adopted
ASU 2016-13, "Measurement of Credit Losses on Financial Instruments"	June 2016	The standard requires a financial asset (or group of financial assets) measured at amortized cost to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. Credit losses relating to available-for-sale debt securities should be recorded through an allowance for credit losses. The standard is effective for annual periods beginning after December 15, 2019. Early adoption is permitted.	N/A	We do not expect this standard to have a material impact on our consolidated financial statements.

ASU 2018-13 "Fair Value Measurement (Topic 820) Disclosure Framework- Changes to Disclosure Requirements for Fair Value Measurement”	August 2018	The standard modifies the disclosure requirements by adding, removing, and modifying certain required disclosures for fair value measurements for assets and liabilities disclosed within the fair value hierarchy. The standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and early adoption is permitted.
			N/A	We do not expect this standard to have a material impact on our consolidated financial statements as it modifies disclosure requirements only.
ASU 2018-14 "Compensation- Retirement Benefits - Defined Benefit Plans- General Topic (715-20): Disclosure Framework- Changes to the Disclosure Requirements for Defined Benefit Plans"	August 2018	The standard modifies the disclosure requirements by adding, removing, and modifying certain required disclosures for employers that sponsor defined benefit pension or other post-retirement benefit plans. The standard also clarifies disclosure requirements for defined benefit pension plans relating to the projected benefit obligation and accumulated benefit obligation. The standard is effective for fiscal years ending after December 15, 2019 and early adoption is permitted.
			N/A	We do not expect this standard to have a material impact on our consolidated financial statements as it modifies disclosure requirements only.
ASU 2018-15 "Intangibles- Goodwill and Other- Internal Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract"	August 2018	The standard aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The standard is effective for fiscal years beginning after December 15, 2019 and early adoption is permitted.
			N/A	We do not expect this standard to have a material impact on our consolidated financial statements.
ASU 2019-12 "Income Taxes (Topic 740)"	December 2019	The standard provides final guidance that simplifies the accounting for income taxes by eliminating certain exceptions to the guidance in ASC 740 related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. The guidance simplifies accounting for franchise taxes and enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill. The standard is effective for fiscal years ending after December 15, 2020 and early adoption is permitted.	N/A	We are in the process of evaluating the impact that the standard will have on our consolidated financial statements.